Cover	Jun. 30, 2025
Document Type	8-K/A
Amendment Flag	true
Amendment Description	On July 2, 2025, Eureka Acquisition Corp, a Cayman Islands exempted company (the “Company”) filed a Current Report on Form 8-K (the “Initial Report”) announcing, among other things, the results of the extraordinary general meeting in lieu of an annual meeting of shareholder (the “Extraordinary General Meeting”) held by the Company on June 30, 2025.
Document Period End Date	Jun. 30, 2025
Entity File Number	001-42152
Entity Registrant Name	Eureka Acquisition Corp
Entity Central Index Key	0002000410
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	14 Prudential Tower
Entity Address, Country	SG
Entity Address, Postal Zip Code	049712
City Area Code	+1
Local Phone Number	949 899 1827
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Units, consisting of one Class A ordinary share, $0.0001 par value, and one Right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKU
Security Exchange Name	NASDAQ
Class A ordinary shares, par value $0.0001 per share
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EURK
Security Exchange Name	NASDAQ
Rights, each whole right to acquire one-fifth of one Class A ordinary share
Title of 12(b) Security	Rights, each whole right to acquire one-fifth of one Class A ordinary share
Trading Symbol	EURKR
Security Exchange Name	NASDAQ